INVESTMENT IN JOINT VENTURE (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in joint venture		$ 1,500,000	$ 2,000,000
Allocable share of losses recorded		(874,000)	(2,239,000)
Equity Method Investment, Realized Gain (Loss) on Disposal		22,350,000	$ 0
Future Contingent Milestone And Royalty Assets		$ 3,000,000
RE Ventures I, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of interest of joint venture entity		50.00%	50.00%
Investment in joint venture		$ 1,500,000	$ 2,000,000
Additional financial support outside of capital contribution		0	0
Scientific and finance & accounting support		300,000	700,000
Allocable share of losses recorded		900,000	2,200,000
Investment in joint venture		$ 0	$ 0
Proceeds from Sale of Equity Method Investments	$ 20,000,000
Proceeds From Sale Of Equity Method Investments, Upfront Payment Received	7,500,000
Proceeds From Sale Of Equity Method Investments, Milestone Payment Received	12,500,000
Future Equity Method Investment, Milestone, Cash Payment	$ 5,000,000
Discount Rate Used To Estimated Future Contingent Milestone And Royalties	0.154
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 22,400,000
Equity Method Investment, Net Consideration	23,000,000
Equity Method Investments				$ 600,000
Future Contingent Milestone And Royalty Assets	$ 3,000,000